Schedule of details of associates (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Malaysia
Effective equity interest		30.00%
Principal activities	Manufacture of medicaments
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Malaysia
Effective equity interest	30.00%	30.00%
Principal activities	Marketing of health and beauty product and services
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation	South Africa
Effective equity interest		40.50%
Principal activities	Investment in biotech, biohacking and pharmaceutical businesses